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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment[ ]: Amendment Number: _______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 202
         Mequon, WI 53092

Form 13F File Number 28-12202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:


/s/ Jeffrey W. Netols     Mequon, WI      August 12, 2009
---------------------    -------------
    (Signature)          (City, State)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       142
Form 13F Information Table Value Total:  $484,657
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.  Form 13F File No.  Name
---  -----------------  -----------------------
 1   28-12088           Forward Management, LLC

                           Form 13F INFORMATION TABLE
                                   6/30/2009

            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7        COLUMN 8

                                                                                                          VOTING AUTHORITY
             NAME               TITLE                  VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER   -----------------------
           OF ISSUER           OF CLASS      CUSIP   (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- ------------- --------- --------- --------- --- ---- ---------- -------- ---------- ------- ----
ABERCROMBIE & FITCH CO            CL A     002896207     31        1,218 SH        OTHER      1                   1,218
ABERCROMBIE & FITCH CO            CL A     002896207  5,720      225,298 SH        SOLE                 225,298
ARBITRON INC                      COM      03875Q108     21        1,351 SH        OTHER      1                   1,351
ARBITRON INC                      COM      03875Q108  3,976      250,202 SH        SOLE                 250,202
ALASKA COMMUNICATIONS SYS GR      COM      01167P101     15        2,079 SH        OTHER      1                   2,079
ALASKA COMMUNICATIONS SYS GR      COM      01167P101  2,788      380,808 SH        SOLE                 380,808
ALEXANDER & BALDWIN INC           COM      014482103     22          929 SH        OTHER      1                     929
ALEXANDER & BALDWIN INC           COM      014482103  4,117      175,648 SH        SOLE                 175,648
AMERICAN SCIENCE & ENGR INC       COM      029429107     48          701 SH        OTHER      1                     701
AMERICAN SCIENCE & ENGR INC       COM      029429107  8,904      128,824 SH        SOLE                 128,824
C & D TECHNOLOGIES INC            COM      124661109     10        4,838 SH        OTHER      1                   4,838
C & D TECHNOLOGIES INC            COM      124661109  1,735      867,514 SH        SOLE                 867,514
CACI INTL INC                     CL A     127190304     57        1,330 SH        OTHER      1                   1,330
CACI INTL INC                     CL A     127190304 10,551      247,044 SH        SOLE                 247,044
CHAMPION ENTERPRISES INC          COM      158496109      2        4,708 SH        OTHER      1                   4,708
CHAMPION ENTERPRISES INC          COM      158496109    388    1,211,705 SH        SOLE               1,211,705
CHATTEM INC                       COM      162456107     58          846 SH        OTHER      1                     846
CHATTEM INC                       COM      162456107 10,748      157,822 SH        SOLE                 157,822
CHEESECAKE FACTORY INC            COM      163072101     55        3,168 SH        OTHER      1                   3,168
CHEESECAKE FACTORY INC            COM      163072101 10,115      584,705 SH        SOLE                 584,705
COMMERCIAL METALS CO              COM      201723103     38        2,382 SH        OTHER      1                   2,382
COMMERCIAL METALS CO              COM      201723103  7,075      441,371 SH        SOLE                 441,371
CORINTHIAN COLLEGES INC           COM      218868107     23        1,330 SH        OTHER      1                   1,330
CORINTHIAN COLLEGES INC           COM      218868107  4,415      260,799 SH        SOLE                 260,799
CARTER INC                        COM      146229109     71        2,901 SH        OTHER      1                   2,901
CARTER INC                        COM      146229109 13,208      536,698 SH        SOLE                 536,698
CEDAR SHOPPING CTRS INC         COM NEW    150602209     18        3,909 SH        OTHER      1                   3,909
CEDAR SHOPPING CTRS INC         COM NEW    150602209  3,230      714,666 SH        SOLE                 714,666
COMPASS MINERALS INTL INC         COM      20451N101     69        1,261 SH        OTHER      1                   1,261
COMPASS MINERALS INTL INC         COM      20451N101 12,942      235,691 SH        SOLE                 235,691
DREAMWORKS ANIMATION SKG INC      CL A     26153C103     33        1,206 SH        OTHER      1                   1,206
DREAMWORKS ANIMATION SKG INC      CL A     26153C103  6,022      218,257 SH        SOLE                 218,257
ENCORE ACQUISITION CO             COM      29255W100     40        1,291 SH        OTHER      1                   1,291
ENCORE ACQUISITION CO             COM      29255W100  7,391      239,565 SH        SOLE                 239,565
ENERGYSOLUTIONS INC               COM      292756202     45        4,857 SH        OTHER      1                   4,857
ENERGYSOLUTIONS INC               COM      292756202  8,182      889,387 SH        SOLE                 889,387
ENGLOBAL CORP                     COM      293306106     16        3,304 SH        OTHER      1                   3,304
ENGLOBAL CORP                     COM      293306106  3,007      611,162 SH        SOLE                 611,162
FIRST INDUSTRIAL REALTY TRUS      COM      32054K103      9        2,089 SH        OTHER      1                   2,089
FIRST INDUSTRIAL REALTY TRUS      COM      32054K103  1,631      374,831 SH        SOLE                 374,831
FIRST MIDWEST BANCORP DEL         COM      320867104      8        1,123 SH        OTHER      1                   1,123
FIRST MIDWEST BANCORP DEL         COM      320867104  1,504      205,775 SH        SOLE                 205,775
FOREST OIL CORP              COM PAR $0.01 346091705     29        1,975 SH        OTHER      1                   1,975
FOREST OIL CORP              COM PAR $0.01 346091705  5,426      363,674 SH        SOLE                 363,674
FAIR ISAAC CORP                   COM      303250104     41        2,684 SH        OTHER      1                   2,684
FAIR ISAAC CORP                   COM      303250104  7,666      495,849 SH        SOLE                 495,849
FREDS INC                         CL A     356108100     57        4,493 SH        OTHER      1                   4,493
FREDS INC                         CL A     356108100 10,492      830,041 SH        SOLE                 830,041
FUEL TECH INC                     COM      359523107     32        3,315 SH        OTHER      1                   3,315
FUEL TECH INC                     COM      359523107  5,946      612,961 SH        SOLE                 612,961
GATX CORP                         COM      361448103     33        1,281 SH        OTHER      1                   1,281
GATX CORP                         COM      361448103  6,040      234,831 SH        SOLE                 234,831
GENTIVA HEALTH SERVICES INC       COM      37247A102     36        2,157 SH        OTHER      1                   2,157
GENTIVA HEALTH SERVICES INC       COM      37247A102  6,598      400,854 SH        SOLE                 400,854
GTSI CORP                         COM      36238K103     17        3,255 SH        OTHER      1                   3,255
GTSI CORP                         COM      36238K103  1,921      357,710 SH        SOLE                 357,710
GENERAL CABLE CORP DEL NEW        COM      369300108     70        1,871 SH        OTHER      1                   1,871
GENERAL CABLE CORP DEL NEW        COM      369300108 12,977      345,313 SH        SOLE                 345,313
GENERAL MARITIME CORP NEW         SHS      Y2693R101     34        3,392 SH        OTHER      1                   3,392
GENERAL MARITIME CORP NEW         SHS      Y2693R101  6,263      633,303 SH        SOLE                 633,303

                           Form 13F INFORMATION TABLE
                                   6/30/2009

            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7        COLUMN 8

                                                                                                          VOTING AUTHORITY
             NAME               TITLE                  VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER   -----------------------
           OF ISSUER           OF CLASS      CUSIP   (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- ------------- --------- --------- --------- --- ---- ---------- -------- ---------- ------- ----
GENESEE & WYO INC                 CL A     371559105     41        1,528 SH        OTHER      1                   1,528
GENESEE & WYO INC                 CL A     371559105  7,525      283,850 SH        SOLE                 283,850
GLACIER BANCORP INC NEW           COM      37637Q105     25        1,681 SH        OTHER      1                   1,681
GLACIER BANCORP INC NEW           COM      37637Q105  4,596      311,146 SH        SOLE                 311,146
GREENHILL & CO INC                COM      395259104     22          309 SH        OTHER      1                     309
GREENHILL & CO INC                COM      395259104  4,082       56,532 SH        SOLE                  56,532
HAEMONETICS CORP                  COM      405024100     51          898 SH        OTHER      1                     898
HAEMONETICS CORP                  COM      405024100  9,462      165,997 SH        SOLE                 165,997
ICU MED INC                       COM      44930G107     71        1,729 SH        OTHER      1                   1,729
ICU MED INC                       COM      44930G107 13,020      316,400 SH        SOLE                 316,400
IDEX CORP                         COM      45167R104     28        1,155 SH        OTHER      1                   1,155
IDEX CORP                         COM      45167R104  5,293      215,433 SH        SOLE                 215,433
ION GEOPHYSICAL CORP              COM      462044108     14        5,572 SH        OTHER      1                   5,572
ION GEOPHYSICAL CORP              COM      462044108  2,600    1,011,667 SH        SOLE               1,011,667
KANSAS CITY SOUTHERN            COM NEW    485170302     28        1,744 SH        OTHER      1                   1,744
KANSAS CITY SOUTHERN            COM NEW    485170302  5,197      322,578 SH        SOLE                 322,578
KAYDON CORP                       COM      486587108     34        1,045 SH        OTHER      1                   1,045
KAYDON CORP                       COM      486587108  6,236      191,514 SH        SOLE                 191,514
LANCE INC                         COM      514606102     62        2,694 SH        OTHER      1                   2,694
LANCE INC                         COM      514606102 11,591      501,116 SH        SOLE                 501,116
MANTECH INTL CORP                 CL A     564563104     56        1,305 SH        OTHER      1                   1,305
MANTECH INTL CORP                 CL A     564563104 10,457      242,949 SH        SOLE                 242,949
MGIC INVT CORP WIS                COM      552848103     35        8,052 SH        OTHER      1                   8,052
MGIC INVT CORP WIS                COM      552848103  6,526    1,483,285 SH        SOLE               1,483,285
MEDICAL ACTION INDS INC           COM      58449L100     42        3,642 SH        OTHER      1                   3,642
MEDICAL ACTION INDS INC           COM      58449L100  7,658      668,848 SH        SOLE                 668,848
MERIT MED SYS INC                 COM      589889104     73        4,469 SH        OTHER      1                   4,469
MERIT MED SYS INC                 COM      589889104 13,556      831,665 SH        SOLE                 831,665
MID-AMER APT CMNTYS INC           COM      59522J103     44        1,193 SH        OTHER      1                   1,193
MID-AMER APT CMNTYS INC           COM      59522J103  8,151      222,045 SH        SOLE                 222,045
NORTH AMERN ENERGY PARTNERS       COM      656844107     23        3,724 SH        OTHER      1                   3,724
NORTH AMERN ENERGY PARTNERS       COM      656844107  4,189      687,791 SH        SOLE                 687,791
OLD NATL BANCORP IND              COM      680033107     35        3,614 SH        OTHER      1                   3,614
OLD NATL BANCORP IND              COM      680033107  6,617      673,868 SH        SOLE                 673,868
PROSPERITY BANCSHARES INC         COM      743606105     28          929 SH        OTHER      1                     929
PROSPERITY BANCSHARES INC         COM      743606105  5,057      169,536 SH        SOLE                 169,536
PSS WORLD MED INC                 COM      69366A100     58        3,157 SH        OTHER      1                   3,157
PSS WORLD MED INC                 COM      69366A100 10,738      580,113 SH        SOLE                 580,113
ROBBINS & MYERS INC               COM      770196103     31        1,610 SH        OTHER      1                   1,610
ROBBINS & MYERS INC               COM      770196103  5,684      295,277 SH        SOLE                 295,277
SCHOOL SPECIALTY INC              COM      807863105     29        1,448 SH        OTHER      1                   1,448
SCHOOL SPECIALTY INC              COM      807863105  5,350      264,734 SH        SOLE                 264,734
SMITH & WESSON HLDG CORP          COM      831756101     33        5,859 SH        OTHER      1                   5,859
SMITH & WESSON HLDG CORP          COM      831756101  6,131    1,079,320 SH        SOLE               1,079,320
SPARTECH CORP                   COM NEW    847220209     10        1,072 SH        OTHER      1                   1,072
SPARTECH CORP                   COM NEW    847220209  1,687      183,579 SH        SOLE                 183,579
SUNRISE SENIOR LIVING INC         COM      86768K106      9        5,432 SH        OTHER      1                   5,432
SUNRISE SENIOR LIVING INC         COM      86768K106  1,578      956,222 SH        SOLE                 956,222
STEWART INFORMATION SVCS COR      COM      860372101     24        1,670 SH        OTHER      1                   1,670
STEWART INFORMATION SVCS COR      COM      860372101  4,440      311,558 SH        SOLE                 311,558
SUN COMMUNITIES INC               COM      866674104     33        2,391 SH        OTHER      1                   2,391
SUN COMMUNITIES INC               COM      866674104  6,135      445,239 SH        SOLE                 445,239
HANOVER INS GROUP INC             COM      410867105     42        1,113 SH        OTHER      1                   1,113
HANOVER INS GROUP INC             COM      410867105  7,966      209,038 SH        SOLE                 209,038
TENNECO INC                       COM      880349105     30        2,843 SH        OTHER      1                   2,843
TENNECO INC                       COM      880349105  5,517      520,480 SH        SOLE                 520,480
TERRA INDS INC                    COM      880915103     45        1,873 SH        OTHER      1                   1,873
TERRA INDS INC                    COM      880915103  8,347      344,638 SH        SOLE                 344,638
TETRA TECH INC NEW                COM      88162G103     32        1,129 SH        OTHER      1                   1,129
TETRA TECH INC NEW                COM      88162G103  5,924      206,776 SH        SOLE                 206,776

                           Form 13F INFORMATION TABLE
                                   6/30/2009

            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7        COLUMN 8

                                                                                                          VOTING AUTHORITY
             NAME               TITLE                  VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER   -----------------------
           OF ISSUER           OF CLASS      CUSIP   (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- ------------- --------- --------- --------- --- ---- ---------- -------- ---------- ------- ----
TRACTOR SUPPLY CO                 COM      892356106     54        1,310 SH        OTHER      1                   1,310
TRACTOR SUPPLY CO                 COM      892356106 10,090      244,192 SH        SOLE                 244,192
TREEHOUSE FOODS INC               COM      89469A104     59        2,066 SH        OTHER      1                   2,066
TREEHOUSE FOODS INC               COM      89469A104 11,088      385,395 SH        SOLE                 385,395
TUTOR PERINI CORP                 COM      901109108     27        1,530 SH        OTHER      1                   1,530
TUTOR PERINI CORP                 COM      901109108  4,785      275,612 SH        SOLE                 275,612
UCBH HOLDINGS INC                 COM      90262T308      7        5,200 SH        OTHER      1                   5,200
UCBH HOLDINGS INC                 COM      90262T308  1,303    1,034,207 SH        SOLE               1,034,207
UNDER ARMOUR INC                  CL A     904311107     43        1,912 SH        OTHER      1                   1,912
UNDER ARMOUR INC                  CL A     904311107  7,926      354,169 SH        SOLE                 354,169
UNITED NAT FOODS INC              COM      911163103     74        2,815 SH        OTHER      1                   2,815
UNITED NAT FOODS INC              COM      911163103 13,680      521,132 SH        SOLE                 521,132
U S PHYSICAL THERAPY INC          COM      90337L108     32        2,188 SH        OTHER      1                   2,188
U S PHYSICAL THERAPY INC          COM      90337L108  6,004      407,065 SH        SOLE                 407,065
VARIAN INC                        COM      922206107     40        1,014 SH        OTHER      1                   1,014
VARIAN INC                        COM      922206107  7,371      186,930 SH        SOLE                 186,930
WABTEC CORP                       COM      929740108     54        1,694 SH        OTHER      1                   1,694
WABTEC CORP                       COM      929740108 10,222      317,755 SH        SOLE                 317,755
WESTAMERICA BANCORPORATION        COM      957090103     55        1,117 SH        OTHER      1                   1,117
WESTAMERICA BANCORPORATION        COM      957090103 10,311      207,851 SH        SOLE                 207,851
WHITING PETE CORP NEW             COM      966387102     38        1,081 SH        OTHER      1                   1,081
WHITING PETE CORP NEW             COM      966387102  6,980      198,520 SH        SOLE                 198,520